Pension and Post-Retirement and Post-Employment Benefits - Change in Projected Benefit Obligation and Change in Plan Assets (Detail) - CAD ($) $ in Millions			12 Months Ended
	Apr. 01, 2020	Mar. 02, 2020	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets
Employer contributions			$ 57	$ 61
Pension Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			8,973	7,752
Current service cost			215	145
Employee contributions			56	55
Interest cost			284	303
Benefits paid			(381)	(371)
Net actuarial loss (gain)			465	1,089
Transfer from other plans		$ 151	151	0
Projected benefit obligation, end of year			9,763	8,973
Change in plan assets
Fair value of plan assets, beginning of year			7,848	7,205
Actual return on plan assets			425	922
Benefits paid			(381)	(371)
Employer contributions			57	61
Employee contributions			56	55
Administrative expenses			(22)	(24)
Transfer from other plans		120	120	0
Fair value of plan assets, end of year			8,103	7,848
Unfunded status		$ 31	1,660	1,125
Post-Retirement and Post-Employment Benefits [Member]
Change in projected benefit obligation
Projected benefit obligation, beginning of year			1,768	1,453
Current service cost			70	55
Employee contributions			0	0
Interest cost			57	60
Benefits paid			(45)	(47)
Net actuarial loss (gain)			(42)	241
Transfer from other plans	$ 33		33	6
Projected benefit obligation, end of year			1,841	1,768
Change in plan assets
Fair value of plan assets, beginning of year			0	0
Actual return on plan assets			0	0
Benefits paid			(45)	(47)
Employer contributions			45	47
Employee contributions			0	0
Administrative expenses			0	0
Transfer from other plans			0	0
Fair value of plan assets, end of year			0	0
Unfunded status			$ 1,841	$ 1,768